Accumulated Other Comprehensive Income (Schedule of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 108.5	$ 84.9	$ 98.5	$ 86.6
Other comprehensive income before reclassifications	0.4
Pre-tax change		45.6	(18.2)	16.4
Amounts reclassified from accumulated other comprehensive income	(0.2)
Income tax benefit (provision)		(22.0)	4.6	(4.5)
Net current period other comprehensive income	0.2
Ending balance	108.7	108.5	84.9	98.5
Currency Translation
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	158.6	157.1	160.0	160.5
Other comprehensive income before reclassifications	0.4
Pre-tax change		1.5	(2.9)	(0.5)
Amounts reclassified from accumulated other comprehensive income	0
Income tax benefit (provision)		0	0	0
Net current period other comprehensive income	0.4
Ending balance	159.0	158.6	157.1	160.0
Unrecognized Gain (Loss) on Derivatives
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(7.3)	0	0	0
Other comprehensive income before reclassifications	0
Pre-tax change		(7.3)	0	0
Amounts reclassified from accumulated other comprehensive income	0.1
Income tax benefit (provision)		0	0	0
Net current period other comprehensive income	0.1
Ending balance	(7.2)	(7.3)	0	0
Unrecognized Gain (Loss) on Benefit Plans
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(42.8)	(72.2)	(61.5)	(73.9)
Other comprehensive income before reclassifications	0
Pre-tax change		51.4	(15.3)	16.9
Amounts reclassified from accumulated other comprehensive income	(0.3)
Income tax benefit (provision)		(22.0)	4.6	(4.5)
Net current period other comprehensive income	(0.3)
Ending balance	$ (43.1)	$ (42.8)	$ (72.2)	$ (61.5)